United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	21.9%
Turkey	12.4%
Argentina	7.1%
Russia	5.4%
Mexico	4.3%
Venezuela	3.2%
China	3.1%
Kazakhstan	2.8%
Colombia	2.6%
Ukraine	2.4%
Kenya	2.3%
Indonesia	1.8%
Pakistan	1.7%
Bulgaria	1.7%
Peru	1.5%
Iraq	1.4%
Ghana	1.3%
Ivory Coast	1.2%
Kuwait	1.2%
Morocco	1.1%
Singapore	1.1%
Romania	1.1%
South Africa	1.1%
Semi-Annual Shareholder Report

Country	Exposure as a Percentage of Total Net Assets[1]
India	1.0%
Paraguay	1.0%
Sri Lanka	1.0%
Armenia	1.0%
Other[2]	3.4%
Cash Equivalents[3]	2.4%
Derivative Contracts[4]	1.1%
Other Security Type[5,6]	0.0%
Other Assets and Liabilities—Net[7]	5.4%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Type consists of purchased call swaptions.
6	Less than 0.1%.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—44.5%
		Automotive—1.1%
$550,000	[1,2]	Metalsa SA de CV, Series 144A, 4.90%, 4/24/2023	$533,500
650,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	688,805
		TOTAL	1,222,305
		Banking—9.9%
300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	305,700
490,000	[1,2]	BBVA Colombia SA, Sub., Series 144A, 4.875%, 4/21/2025	494,900
630,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	735,714
MXN 8,000,000		Depfa Bank plc, Sr. Unsecd. Note, Series EMTN, 0.00%, 6/15/2015	517,283
$1,082,000	[1,2]	Export Credit Bank of Turkey, Series 144A, 5.00%, 9/23/2021	1,099,574
550,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	563,475
500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	517,500
800,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	840,600
430,000	[1,2]	Russia Agric Bk (Rshb), Series 144A, 5.10%, 7/25/2018	420,669
845,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	850,594
300,000	[1,2]	Turkiye Is Bankasi (Isbank), Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2020	305,418
1,600,000		Vnesheconombank (VEB), Series REGS, 5.375%, 2/13/2017	1,614,314
2,000,000		VTB Bank OJSC, Series REGS, 6.00%, 4/12/2017	2,018,248
900,000		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	863,892
		TOTAL	11,147,881
		Beverage & Tobacco—0.2%
350,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	250,250
		Building Materials—0.2%
215,000	[1,2]	Magnesita Refractories Co., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	212,313
		Chemicals & Plastics—2.2%
1,100,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,200,595
300,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	292,650
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$350,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	$335,930
600,000		Sociedad Quimica Y Minera de Chile SA, Sr. Unsecd. Note, Series REGS, 5.50%, 4/21/2020	645,778
		TOTAL	2,474,953
		Finance—0.5%
550,000		MAF Global Securities, 7.125%, 10/29/2049	596,838
		Food Products—0.6%
400,000		JBS Finance II Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 1/29/2018	417,640
300,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	310,125
		TOTAL	727,765
		Metals & Mining—5.0%
700,000		Abja Investment Co., 5.95%, 7/31/2024	710,443
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	93,206
790,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	865,611
1,000,000		China Hongqiao Group, Series REGS, 7.625%, 6/26/2017	1,030,369
500,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	481,000
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	546,250
280,000	[1,2]	Petra Diamonds US Treasury PLC, Series 144A, 8.25%, 5/31/2020	287,700
878,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	847,270
500,000	[1,2]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 9/26/2024	486,750
325,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	318,831
		TOTAL	5,667,430
		Oil & Gas—13.4%
500,000	[3,4]	Afren PLC, Series REGS, 11.50%, 2/1/2016	230,000
600,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	551,400
600,000		Kazmunaygas National Co., Sr. Unsecd. Note, Series REGS, 9.125%, 7/2/2018	681,150
1,500,000		Kazmunaygas National Co., Unsecd. Note, Series REGS, 6.00%, 11/7/2044	1,286,625
459,000		Odebrecht Oil & Finance, Sr. Unsecd. Note, Series REGS, 7.00%, 12/29/2049	335,070
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$300,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 1/19/2025	$241,500
400,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	322,000
1,700,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	1,693,030
820,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	884,616
1,050,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	1,051,470
500,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, 5.25%, 4/12/2017	272,250
1,600,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.50%, 1/23/2026	1,608,000
1,300,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 5.625%, 1/23/2046	1,288,755
625,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	653,125
500,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	522,500
419,411		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	396,343
450,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	424,872
330,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	325,780
1,300,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	1,313,780
1,053,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	1,089,855
		TOTAL	15,172,121
		Real Estate—1.4%
1,100,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	1,145,375
GBP 250,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	393,218
		TOTAL	1,538,593
		Retailers—0.6%
$677,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	705,772
		State/Provincial—3.8%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,131,112
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	1,725,500
1,400,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,379,000
		TOTAL	4,235,612
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—1.9%
$340,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	$345,950
300,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	317,550
422,000		Oi S.A., Series REGS, 5.75%, 2/10/2022	373,470
EUR 950,000		Vivacom, Series REGS, 6.625%, 11/15/2018	1,066,859
		TOTAL	2,103,829
		Transportation—1.0%
$600,000	[1,2]	Global Liman Isletmeleri SA, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	573,000
600,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	587,940
		TOTAL	1,160,940
		Utilities—2.7%
EUR 750,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	824,959
$200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	209,500
350,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 5/25/2029	354,310
900,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	966,375
550,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 8/4/2019	542,575
200,000	[1,2]	Lamar Funding Ltd., Series 144A, 3.958%, 5/7/2025	201,000
		TOTAL	3,098,719
		TOTAL CORPORATE BONDS (IDENTIFIED COST $50,754,504)	50,315,321
		FLOATING RATE LOAN—0.1%
		Farming & Agriculture—0.1%
658,062	[5]	Carolbrl, 0.28%, 12/31/2017 (IDENTIFIED COST $648,322)	132,271
		FOREIGN GOVERNMENTS/AGENCIES—45.5%
		Sovereign—45.5%
2,523,668		Argentina, Government of, Note, 8.28%, 12/31/2033	2,466,886
351,000		Armenia, Government of, 6.00%, 9/30/2020	349,596
700,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	720,139
400,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.75%, 1/30/2025	412,500
400,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	381,400
1,200,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	1,183,500
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Costa Rica, Government of, 4.25%, 1/26/2023	$186,500
700,000		Costa Rica, Government of, 4.375%, 4/30/2025	628,250
600,000		Dominican Republic, Government of, 6.60%, 1/28/2024	652,500
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	336,000
600,000		Egypt, Government of, Note, 6.875%, 4/30/2040	613,500
50,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	48,375
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	421,200
307,000		Ghana, Government of, Unsecd. Note, 8.125%, 1/18/2026	290,115
1,055,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	1,089,287
200,000		Honduras, Government of, 8.75%, 12/16/2020	227,000
IDR 13,700,000,000		Indonesia, Government of, Sr. Unsecd. Note, 7.875%, 4/15/2019	1,029,779
$1,000,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	996,250
1,800,000	[1,2]	Iraq, Government of, Bond, Series 144A, 5.80%, 1/15/2028	1,487,016
950,000	[1,2]	Ivory Coast, Republic of, Series 144A, 5.375%, 7/23/2024	906,062
400,000	[1,2]	Ivory Coast, Republic of, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	400,000
350,000		Kenya, Government of, 6.875%, 6/24/2024	366,363
2,015,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	2,109,201
700,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	672,112
300,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	307,125
BRL 26,750,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2021	7,987,003
29,932,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2025	8,664,151
$320,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	334,885
800,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 4/15/2024	864,000
700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	720,125
1,100,000		Paraguay, Government of, 4.625%, 1/25/2023	1,127,500
1,100,000		Romania, Government of, 4.375%, 8/22/2023	1,162,381
600,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	614,250
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	496,250
TRY 4,800,000		Turkey, Government of, 10.50%, 1/15/2020	1,903,811
5,500,000		Turkey, Government of, 10.70%, 2/24/2016	2,075,063
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
TRY 14,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	$5,140,002
$1,250,000		Ukraine, Government of, Sr. Unsecd. Note, 7.50%, 4/17/2023	626,563
2,800,000		Venezuela, Government of, 9.375%, 1/13/2034	1,124,200
1,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	397,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $57,958,881)	51,518,340
		PURCHASED CALL SWAPTIONS—0.0%
14,000,000		Barclays Capital. Inc., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 8/11/2015	802
14,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 10/8/2015	6,664
6,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.90%, Expiration Date 7/1/2015	1
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 3.00%, Expiration Date 7/16/15	22
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $318,510)	7,489
		EXCHANGE-TRADED FUND—1.0%
20,000		iShares MSCI Mexico Capped ETF (IDENTIFIED COST $1,179,864)	1,170,200
		INVESTMENT COMPANY—2.4%
2,641,957	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	2,641,957
		TOTAL INVESTMENTS—93.5% (IDENTIFIED COST $113,502,038)[8]	105,785,578
		OTHER ASSETS AND LIABILITIES - NET—6.5%[9]	7,368,169
		TOTAL NET ASSETS—100%	$113,153,747
Semi-Annual Shareholder Report

At May 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
4E-mini S&P 500 Short Futures	20	$2,098,500	September 2015	$5,435
[4]United States Treasury Long Futures	116	$18,052,500	September 2015	$107,583
[4]United States Treasury Notes 10-Year Long Futures	269	$34,347,938	September 2015	$162,700
[4]United States Treasury Notes 5-Year Long Futures	300	$35,917,969	September 2015	$55,575
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$331,293
At May 31, 2015, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at May 31, 2015[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreci- ation (Depreci- ation)
Bank of America	Class Government of Greece	Buy	1.00%	3/20/2020	20.45%	$300,000	$137,992	$150,000	$(12,008)
Goldman Sachs	Class Government of Greece	Buy	1.00%	3/20/2020	20.45%	$600,000	$275,984	$312,000	$(36,016)
Bank of America	Class Government of Russia Bond	Buy	1.00%	6/20/2020	3.18%	$1,200,000	$113,451	$164,043	$(50,592)
Barclays	Class Government of Turkey Bond	Sell	1.00%	6/20/2020	2.14%	$5,000,000	$(257,293)	$(258,493)	$1,200
Bank of America	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	34.21%	$230,000	$122,720	$124,200	$(1,480)
Barclays	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	34.21%	$1,975,000	$1,053,790	$977,375	$76,415
Deutsche Bank	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	34.21%	$625,000	$333,478	$396,875	$(63,397)
Goldman Sachs	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	34.21%	$625,000	$333,478	$404,688	$(71,210)
Barclays	Class Government of Venezuela Bond	Buy	5.00%	3/20/2020	40.26%	$600,000	$358,448	$373,500	$(15,052)
Bank of America	Class Government of Venezuela Bond	Buy	5.00%	6/20/2020	39.19%	$2,300,000	$1,381,942	$1,336,875	$45,067
Goldman Sachs	Series 23, CDX Index EM	Sell	1.00%	6/20/2020	2.98%	$3,000,000	$(259,494)	$(243,150)	$(16,344)
TOTAL CREDIT DEFAULT SWAPS							$3,594,496	$3,737,913	$(143,417)
Semi-Annual Shareholder Report

INTEREST RATE SWAPS
Counter- party/Exchange	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America	Brazil Cetip Interbank	Pay	13.22%	7/1/2016	11,389,651 BRL	$(10,835)	$(10,835)
Bank of America	3M JIBA LIBOR	Pay	7.45%	5/8/2020	52,000,000 ZAR	$(31,033)	$(31,033)
Bank of America	3M JIBA LIBOR	Pay	7.37%	4/30/2020	85,000,000 ZAR	$(69,895)	$(69,895)
Bank of America	Brazil Cetip Interbank	Receive	12.17%	1/4/2021	38,000,000 BRL	$(26,652)	$(26,652)
						$(138,415)	$(138,415)
Centrally Cleared Swaps:
CME	3M US LIBOR	Receive	1.54%	4/30/2020	$22,200,000	$52,983	$52,983
CME	3M US LIBOR	Receive	1.41%	2/5/2020	$15,000,000	$93,315	$93,315
CME	3M US LIBOR	Receive	1.51%	4/23/2020	$50,000,000	$192,635	$192,635
CME	3M US LIBOR	Receive	1.36%	2/4/2020	$25,000,000	$212,980	$212,980
						$551,913	$551,913
TOTAL INTEREST RATE SWAPS						$413,498	$413,498
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2015	Morgan Stanley	53,826,518 BRL	$17,120,394	$(227,283)
6/2/2015	Morgan Stanley	7,700,000 BRL	$2,548,656	$(132,060)
6/3/2015	Citibank	7,700,000 PEN	$2,447,941	$(9,608)
6/4/2015	JPMorgan	7,000,000 TRY	$2,633,461	$(7,316)
6/4/2015	JPMorgan	6,188,000 TRY	$2,346,161	$(24,649)
6/4/2015	JPMorgan	6,072,000 TRY	$2,336,913	$(58,920)
6/4/2015	JPMorgan	4,000,000 TRY	$1,464,537	$36,117
6/4/2015	JPMorgan	3,550,000 TRY	$1,313,475	$18,356
6/10/2015	Bank of America	2,610,000,000 KRW	$2,324,339	$29,980
6/10/2015	Morgan Stanley	73,900,000 TWD	$2,343,800	$63,981
6/11/2015	JPMorgan	9,141,093 MXN	$598,128	$(4,994)
6/15/2015	Morgan Stanley	71,600,000 MXN	$4,688,165	$(43,672)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
6/23/2015	Barclays	27,185,000 CNY	$4,350,992	$28,519
6/23/2015	Barclays	18,000,000 CNY	$2,886,929	$12,877
6/23/2015	JPMorgan	3,370,000 EUR	$3,654,512	$47,874
6/23/2015	JPMorgan	2,639,000 EUR	$2,888,277	$11,010
6/23/2015	JPMorgan	2,200,000 EUR	$2,384,083	$32,904
6/23/2015	JPMorgan	2,000,000 EUR	$2,191,600	$5,661
6/24/2015	Bank of America	35,300,000 MXN	$2,338,910	$(50,632)
6/25/2015	Bank of America	1,477,218,000 CLP	$2,337,000	$46,990
6/25/2015	JPMorgan	30,974,600,000 IDR	$2,337,000	$(5,325)
6/25/2015	JPMorgan	30,974,600,000 IDR	$2,335,414	$(3,739)
7/2/2015	BNP Paribas	90,321,000 RUB	$1,689,190	$14,136
7/2/2015	BNP Paribas	14,679,000 RUB	$246,003	$30,822
7/6/2015	Citibank	3,100,000 EUR	$3,488,337	$(81,953)
7/7/2015	Bank of America	296,161,000 INR	$4,695,006	$(92,544)
7/9/2015	Bank of America	2,615,000,000 KRW	$2,389,874	$(33,137)
7/9/2015	Bank of America	2,610,000,000 KRW	$2,396,474	$(44,243)
7/10/2015	BNP Paribas	286,240,000 JPY	$2,410,138	$(102,624)
7/21/2015	Bank of America	37,000,000 MXN	$2,390,953	$2,639
7/22/2015	BNP Paribas	1,487,250,000 CLP	$2,423,613	$(29,808)
7/22/2015	BNY Mellon	29,620,000 ZAR	$2,441,215	$(24,126)
7/24/2015	JPMorgan	1,120,000 EUR	338,415,840 HUF	$30,140
7/24/2015	JPMorgan	1,080,000 EUR	326,932,200 HUF	$26,925
7/24/2015	JPMorgan	1,055,000 EUR	320,198,935 HUF	$23,341
7/24/2015	JPMorgan	1,120,000 EUR	4,490,313 PLN	$33,229
7/24/2015	JPMorgan	1,080,000 EUR	4,351,104 PLN	$26,398
8/3/2015	Morgan Stanley	14,977,200 CNY	$2,399,808	$6,861
8/5/2015	BNP Paribas	1,434,990,000 CLP	$2,353,986	$(47,389)
8/5/2015	JPMorgan	17,960,000 MXN	$1,173,139	$(12,537)
8/5/2015	JPMorgan	28,179,766 ZAR	$2,332,306	$(38,392)
8/10/2015	JPMorgan	1,425,000 CAD	$1,182,681	$(38,105)
8/11/2015	JPMorgan	1,500,000 AUD	$1,191,948	$(49,708)
8/14/2015	BNP Paribas	17,660,000 MXN	$1,156,327	$(15,803)
8/19/2015	JPMorgan	1,443,148 AUD	$1,100,412	$(1,921)
8/19/2015	JPMorgan	$1,150,000	1,443,148 AUD	$51,510
8/20/2015	BNP Paribas	2,816,350,000 COP	$1,120,266	$(16,043)
8/20/2015	BNP Paribas	$1,150,000	2,816,350,000 COP	$45,777
2/3/2016	JPMorgan	15,300,000 CNY	$2,408,311	$21,706
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
6/2/2015	Morgan Stanley	52,370,000 BRL	$17,797,489	$1,361,497
6/2/2015	Morgan Stanley	7,029,638 BRL	$2,325,000	$118,793
6/2/2015	Morgan Stanley	2,126,880 BRL	$700,000	$32,492
6/3/2015	Citibank	7,700,000 PEN	$2,447,942	$9,608
6/4/2015	JPMorgan	25,800,000 TRY	$9,977,570	$298,351
6/4/2015	JPMorgan	6,599,791 TRY	$2,400,000	$(76,001)
6/4/2015	JPMorgan	6,188,000 TRY	$2,344,783	$23,271
6/4/2015	JPMorgan	6,080,000 TRY	$2,330,040	$49,046
6/4/2015	JPMorgan	6,072,000 TRY	$2,309,799	$31,806
6/4/2015	JPMorgan	1,350,000 TRY	$509,838	$3,367
6/10/2015	Bank of America	2,610,000,000 KRW	$2,339,339	$(14,981)
6/10/2015	Morgan Stanley	73,900,000 TWD	$2,337,498	$(70,283)
6/11/2015	JPMorgan	9,141,093 MXN	$585,000	$(8,134)
6/15/2015	Citibank	8,000,000 MXN	$594,729	$75,791
6/15/2015	Morgan Stanley	71,600,000 MXN	$4,697,161	$52,668
6/23/2015	Barclays	45,185,000 CNY	$7,267,390	$(11,927)
6/23/2015	JPMorgan	5,270,000 EUR	$5,730,783	$(59,001)
6/23/2015	JPMorgan	4,530,000 EUR	$4,869,659	$(107,138)
6/23/2015	JPMorgan	993,000 EUR	$1,128,957	$38,016
6/23/2015	JPMorgan	150,000 EUR	$169,222	$4,428
6/24/2015	Bank of America	35,300,000 MXN	$2,345,437	$57,159
6/25/2015	Bank of America	1,477,218,000 CLP	$2,396,525	$12,534
6/25/2015	JPMorgan	23,434,600,000 IDR	$1,781,286	$17,200
6/25/2015	JPMorgan	23,434,600,000 IDR	$1,754,349	$(9,737)
6/25/2015	JPMorgan	15,080,000,000 IDR	$1,126,971	$(8,206)
7/2/2015	BNP Paribas	70,000,000 RUB	$1,297,257	$(22,844)
7/2/2015	BNP Paribas	35,000,000 RUB	$647,788	$(12,262)
7/2/2015	Morgan Stanley	55,400,000 BRL	$17,446,621	$258,397
7/6/2015	Citibank	2,050,000 EUR	$2,307,351	$54,742
7/6/2015	Citibank	1,050,000 EUR	$1,179,497	$25,721
7/6/2015	Citibank	1,050,000 EUR	$1,176,851	$23,075
7/7/2015	Bank of America	296,161,000 INR	$4,631,858	$29,395
7/9/2015	Bank of America	5,225,000,000 KRW	$4,755,730	$46,762
7/10/2015	BNP Paribas	286,240,000 JPY	$2,380,863	$73,350
7/14/2015	Bank of America	73,500,000 TWD	$2,353,054	$(42,042)
7/14/2015	Bank of America	65,500,000 TWD	$2,138,077	$3,672
7/21/2015	Bank of America	37,000,000 MXN	$2,394,977	$1,385
7/22/2015	BNP Paribas	1,487,250,000 CLP	$2,396,008	$2,203
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
7/22/2015	BNY Mellon	29,620,000 ZAR	$2,401,881	$(15,208)
7/24/2015	JPMorgan	2,200,000 EUR	660,582,340 HUF	$(73,977)
7/24/2015	JPMorgan	2,200,000 EUR	8,806,697 PLN	$(68,889)
8/3/2015	Morgan Stanley	14,977,200 CNY	$2,378,844	$(27,825)
8/5/2015	BNP Paribas	1,434,990,000 CLP	$2,325,000	$18,403
8/5/2015	BNP Paribas	687,000,000 CLP	$1,122,091	$17,810
8/5/2015	JPMorgan	17,960,000 MXN	$1,160,979	$378
8/5/2015	JPMorgan	17,100,000 MXN	$1,123,696	$18,670
8/5/2015	JPMorgan	17,100,000 MXN	$1,110,663	$5,637
8/5/2015	JPMorgan	14,259,766 ZAR	$1,160,050	$(736)
8/5/2015	JPMorgan	13,920,000 ZAR	$1,150,689	$17,561
8/5/2015	JPMorgan	13,820,000 ZAR	$1,145,778	$20,790
8/5/2015	JPMorgan	13,450,000 ZAR	$1,121,433	$26,565
8/10/2015	JPMorgan	1,425,000 CAD	$1,171,134	$26,558
8/11/2015	Bank of America	13,900,000,000 IDR	$1,023,564	$(12,764)
8/11/2015	JPMorgan	1,500,000 AUD	$1,181,558	$39,318
8/14/2015	BNP Paribas	17,660,000 MXN	$1,138,620	$(1,904)
8/19/2015	JPMorgan	1,388,443 CAD	$1,150,000	$34,922
8/19/2015	JPMorgan	1,305,240 CAD	$1,075,000	$26,744
8/26/2015	Citibank	260,000 GBP	$407,160	$10,035
8/28/2015	JPMorgan	119,200,000 RUB	$2,182,248	$(19,586)
8/28/2015	JPMorgan	60,000,000 RUB	$1,118,362	$10,056
8/31/2015	Bank of America	18,549,600 MXN	$1,200,000	$3,406
8/31/2015	JPMorgan	17,500,000 NOK	2,058,221 EUR	$17,213
9/4/2015	JPMorgan	4,550,000 TRY	$1,673,644	$10,920
9/4/2015	JPMorgan	3,000,000 TRY	$1,118,378	$22,076
2/3/2016	JPMorgan	15,300,000 CNY	$2,389,318	$(40,699)
4/5/2016	Bank of America	14,700,000 CNY	$2,347,868	$22,570
4/5/2016	Bank of America	7,500,000 CNY	$1,198,083	$11,706
4/5/2016	Bank of America	7,225,000 CNY	$1,152,496	$9,620
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,822,765
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $26,364,297, which represented 23.3% of total net assets.
Semi-Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $26,364,297, which represented 23.3% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $113,435,564.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$50,315,321	$—	$50,315,321
Floating Rate Loan	—	—	132,271	132,271
Foreign Government/Agencies	—	51,518,340	—	51,518,340
Purchased Call Swaptions	—	7,489	—	7,489
Exchange-Traded Fund	1,170,200	—	—	1,170,200
Investment Company	2,641,957	—	—	2,641,957
TOTAL SECURITIES	$3,812,157	$101,841,150	$132,271	$105,785,578
OTHER FINANCIAL INSTRUMENTS*	$331,293	$5,830,759	$—	$6,162,052
*	Other financial instruments include futures contacts, swap contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CME	—Chicago Mercantile Exchange
CNY	—China Yuan Renminbi
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
NOK	—Norwegian Krone
PEN	—Peruvian Neuvo Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.28	$9.31	$10.56	$9.28	$9.33	$8.61
Income From Investment Operations:
Net investment income	0.21[1]	0.51	0.50[1]	0.48	0.60	0.63
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.37)	(0.04)	(1.25)	1.26	(0.10)	0.63
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.47	(0.75)	1.74	0.50	1.26
Less Distributions:
Distributions from net investment income	(0.10)	(0.45)	(0.50)	(0.46)	(0.55)	(0.56)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.36)	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.46)	(0.50)	(0.50)	(0.46)	(0.55)	(0.56)
Regulatory Settlement Proceeds	—	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$8.66	$9.28	$9.31	$10.56	$9.28	$9.33
Total Return[3]	(1.55)%	5.09%	(7.30)%	19.17%	5.52%	15.38%[2]
Ratios to Average Net Assets:
Net expenses	1.18%[4]	1.18%	1.18%	1.21%	1.25%	1.25%
Net investment income	4.98%[4]	5.32%	4.91%	4.93%	6.45%	6.92%
Expense waiver/reimbursement[5]	0.60%[4]	0.48%	0.31%	0.31%	0.40%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,066	$68,343	$90,399	$178,764	$124,938	$129,378
Portfolio turnover	109%	235%	66%	20%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.25	$9.30	$10.54	$9.27	$9.32	$8.60
Income From Investment Operations:
Net investment income	0.18[1]	0.43	0.44[1]	0.43	0.54	0.58
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.37)	(0.04)	(1.25)	1.22	(0.11)	0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.39	(0.81)	1.65	0.43	1.19
Less Distributions:
Distributions from net investment income	(0.07)	(0.39)	(0.43)	(0.38)	(0.48)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.36)	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.43)	(0.44)	(0.43)	(0.38)	(0.48)	(0.49)
Regulatory Settlement Proceeds	—	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$8.63	$9.25	$9.30	$10.54	$9.27	$9.32
Total Return[3]	(1.93)%	4.22%	(7.91)%	18.19%	4.73%	14.53%[2]
Ratios to Average Net Assets:
Net expenses	1.93%[4]	1.93%	1.93%	1.96%	2.00%	2.00%
Net investment income	4.24%[4]	4.56%	4.36%	4.29%	5.73%	6.56%
Expense waiver/reimbursement[5]	0.60%[4]	0.48%	0.34%	0.31%	0.40%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,642	$7,292	$9,112	$12,848	$12,569	$14,307
Portfolio turnover	109%	235%	66%	20%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.23	$9.28	$10.52	$9.25	$9.30	$8.58
Income From Investment Operations:
Net investment income	0.18[1]	0.44	0.44[1]	0.41	0.53	0.56
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.37)	(0.05)	(1.25)	1.24	(0.10)	0.63
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.39	(0.81)	1.65	0.43	1.19
Less Distributions:
Distributions from net investment income	(0.07)	(0.39)	(0.43)	(0.38)	(0.48)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.36)	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.43)	(0.44)	(0.43)	(0.38)	(0.48)	(0.49)
Regulatory Settlement Proceeds	—	—	—	—	—	$0.02[2]
Net Asset Value, End of Period	$8.61	$9.23	$9.28	$10.52	$9.25	$9.30
Total Return[3]	(1.94)%	4.23%	(7.92)%	18.23%	4.74%	14.57%[2]
Ratios to Average Net Assets:
Net Expenses	1.93%[4]	1.93%	1.93%	1.96%	2.00%	2.00%
Net investment income	4.23%[4]	4.56%	4.35%	4.19%	5.69%	6.41%
Expense waiver/reimbursement[5]	0.60%[4]	0.48%	0.34%	0.31%	0.40%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,382	$25,062	$31,114	$38,177	$29,511	$27,261
Portfolio turnover	109%	235%	66%	20%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,		Period Ended 11/30/2012[1]
		2014	2013
Net Asset Value, Beginning of Period	$9.30	$9.32	$10.57	$9.77
Income From Investment Operations:
Net investment income	0.22[2]	0.52	0.53[2]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.38)	(0.02)	(1.25)	0.83
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.50	(0.72)	1.12
Less Distributions:
Distributions from net investment income	(0.11)	(0.47)	(0.53)	(0.32)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.36)	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.47)	(0.52)	(0.53)	(0.32)
Net Asset Value, End of Period	$8.67	$9.30	$9.32	$10.57
Total Return[3]	(1.54)%	5.41%	(7.06)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.93%[4]	0.93%	0.93%	0.93%[4]
Net investment income	5.20%[4]	5.58%	5.23%	4.00%[4]
Expense waiver/reimbursement[5]	0.60%[4]	0.48%	0.34%	0.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,065	$37,734	$31,061	$34,732
Portfolio turnover	109%	235%	66%	20%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investments in securities, at value including $2,641,957 of investment in an affiliated holding (Note 5) (identified cost $113,502,038)		$105,785,578
Segregated cash (Note 2)		1,441,430
Restricted cash (Note 2)		1,119,550
Cash denominated in foreign currencies (identified cost $36,027)		34,562
Unrealized appreciation on foreign exchange contracts		3,723,440
Swaps, at value (net premium paid of $4,239,556)		4,111,283
Income receivable		1,590,198
Receivable for investments sold		1,425,817
Receivable for daily variation margin		109,947
Receivable for shares sold		77,088
TOTAL ASSETS		119,418,893
Liabilities:
Payable for investments purchased	$2,608,158
Unrealized depreciation on foreign exchange contracts	1,900,675
Swaps, at value (net premium received of $501,643)	655,202
Payable for shares redeemed	911,166
Payable for other service fees (Notes 2 and 5)	17,029
Payable for distribution services fee (Note 5)	16,214
Payable for Directors'/Trustees' fees (Note 5)	610
Payable for periodic payments from swap contracts	44,904
Accrued expenses (Note 5)	111,188
TOTAL LIABILITIES		6,265,146
Net assets for 13,077,307 shares outstanding		$113,153,747
Net Assets Consists of:
Paid-in capital		$124,013,134
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(5,304,967)
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign transactions		(6,925,282)
Undistributed net investment income		1,370,862
TOTAL NET ASSETS		$113,153,747
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($58,065,830 ÷ 6,706,181 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.66
Offering price per share (100/95.50 of $8.66)	$9.07
Redemption proceeds per share	$8.66
Class B Shares:
Net asset value per share ($5,641,729 ÷ 653,747 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.63
Offering price per share	$8.63
Redemption proceeds per share (94.50/100 of $8.63)	$8.16
Class C Shares:
Net asset value per share ($19,381,674 ÷ 2,250,623 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.61
Offering price per share	$8.61
Redemption proceeds per share (99.00/100 of $8.61)	$8.52
Institutional Shares:
Net asset value per share ($30,064,514 ÷ 3,466,756 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share	$8.67
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest		$3,683,343
Dividends received from an affiliated holding (Note 5)		1,923
Total Income		3,685,266
Expenses:
Investment adviser fee (Note 5)	$508,803
Administrative fee (Note 5)	46,820
Custodian fees	43,643
Transfer agent fees	161,722
Directors'/Trustees' fees (Note 5)	1,200
Auditing fees	16,081
Legal fees	4,201
Distribution services fee (Note 5)	104,199
Other service fees (Notes 2 and 5)	109,653
Portfolio accounting fees	76,272
Share registration costs	29,600
Printing and postage	18,051
Taxes	5,958
Miscellaneous (Note 5)	4,829
TOTAL EXPENSES	1,131,032
Waiver/reimbursement of investment adviser fee (Note 5)	(357,556)
Net expenses		773,476
Net investment income		2,911,790
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(1,707,503)
Net realized loss on futures contracts		(1,368,375)
Net realized loss on written options		(421,552)
Net realized loss on swap contracts		(2,431,657)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(208,478)
Net change in unrealized appreciation of futures contracts		113,635
Net change in unrealized depreciation on written options		269,720
Net change in unrealized appreciation on swap contracts		52,625
Net realized and unrealized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(5,701,585)
Change in net assets resulting from operations		$(2,789,795)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,911,790	$7,481,954
Net realized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(5,929,087)	3,029,352
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency	227,502	(3,414,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,789,795)	7,096,867
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(712,965)	(3,800,201)
Class B Shares	(50,185)	(339,396)
Class C Shares	(171,711)	(1,151,375)
Institutional Shares	(387,236)	(1,385,093)
Distributions from net realized gain on investments
Class A Shares	(2,645,357)	(464,300)
Class B Shares	(276,755)	(47,702)
Class C Shares	(949,021)	(160,742)
Institutional Shares	(1,281,856)	(132,071)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,475,086)	(7,480,880)
Share Transactions:
Proceeds from sale of shares	24,565,633	49,661,197
Net asset value of shares issued to shareholders in payment of distributions declared	5,414,248	6,011,543
Cost of shares redeemed	(45,992,619)	(78,542,830)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,012,738)	(22,870,090)
Change in net assets	(25,277,619)	(23,254,103)
Net Assets:
Beginning of period	138,431,366	161,685,469
End of period (including undistributed (distributions in excess of) net investment income of $1,370,862 and $(218,831), respectively)	$113,153,747	$138,431,366
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”, a non-diversified portfolio). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C shares may bear certain distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$74,920
Class B Shares	7,858
Class C Shares	26,875
TOTAL	$109,653
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to increase return and to manage market and sector/asset class risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to increase return and to manage market and sector/asset class risk. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred,
Semi-Annual Shareholder Report

the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2015, is $16,455,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero. Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts and the average value of interest rate swap contracts held by the Fund throughout the period was $39,642,857 and $1,018, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $4,253,714 and $5,463,010, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, yield and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of long and short futures contracts held by the Fund throughout the period was $33,110,200 and $19,941,372, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for
Semi-Annual Shareholder Report

purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2014	42,000,000	$250,271
Contracts written	8,390,000	32,609
Contracts bought back	(50,390,000)	(282,880)
Contracts expired	—	—
Outstanding at May 31, 2015	—	$—
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments. At May 31, 2015, the Fund had no outstanding written options.
The average market values of written options and purchased options held by the Fund throughout the period was $98,398 and $101,680, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$3,723,440	Unrealized depreciation on foreign exchange contracts	$1,900,675
Interest rate contracts	Total investments in securities at value	7,489		—
Equity contracts	Receivable for daily variation margin	5,435*		—
Interest rate contracts	Receivable for daily variation margin	325,858*		—
Credit contracts	Swaps, at value	4,111,283	Swaps, at value	516,787
Interest rate contracts		—	Swaps, at value	138,415
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$8,173,505		$2,555,877
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swap Contracts	Interest Rate Swap Contracts	Options Purchased	Written Options	Forward Currency Contracts	Futures Contracts	Total
Foreign exchange contracts	$—	$—	$(69,000)	$26,078	$5,170,159	$—	$5,127,237
Equity contracts	—	—	—	—	—	342,591	342,591
Interest rate contracts	—	(123,160)	(218,000)	(447,630)	—	(1,710,966)	(2,499,756)
Credit contracts	(2,308,497)	—	—	—		—	(2,308,497)
TOTAL	$(2,308,497)	$(123,160)	$(287,000)	$(421,552)	$5,170,159	$(1,368,375)	$661,575

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swap Contracts	Interest Rate Swap Contracts	Options Purchased	Written Options	Forward Currency Contracts	Futures Contracts	Total
Foreign exchange contracts	$—	$—	$69,000	$—	$1,493,882	$—	$1,562,882
Equity contracts	—	—	—	—	—	(152,091)	(152,091)
Interest rate contracts	—	402,204	(118,069)	269,720	—	265,726	819,581
Credit contracts	(349,579)	—	—	—	—	—	(349,579)
TOTAL	$(349,579)	$402,204	$(49,069)	$269,720	$1,493,882	$113,635	$1,880,793
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2015, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$4,111,283	$(655,202)	$—	$3,456,081
Foreign Exchange Contracts	3,723,440	(1,802,640)	—	1,920,800
TOTAL	$7,834,723	$(2,457,842)	$—	$5,376,881

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$655,202	$(655,202)	$—	$—
Foreign Exchange Contracts	1,900,675	(1,802,640)	—	98,035
TOTAL	$ 2,555,877	$(2,457,842)	$—	$98,035
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2015		Year Ended 11/20/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	619,398	$5,324,356	2,116,593	$20,045,133
Shares issued to shareholders in payment of distributions declared	351,474	2,966,267	406,880	3,821,537
Shares redeemed	(1,627,513)	(13,916,662)	(4,867,128)	(46,120,757)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(656,641)	$(5,626,039)	(2,343,655)	$(22,254,087)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2015		Year Ended 11/20/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	28,202	$242,083	63,867	$602,389
Shares issued to shareholders in payment of distributions declared	29,291	246,196	30,080	281,669
Shares redeemed	(191,877)	(1,646,216)	(286,018)	(2,691,824)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(134,384)	$(1,157,937)	(192,071)	$(1,807,766)

	Six Months Ended 5/31/2015		Year Ended 11/20/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	77,077	$659,941	265,741	$2,495,757
Shares issued to shareholders in payment of distributions declared	89,995	755,476	98,192	918,059
Shares redeemed	(630,550)	(5,395,638)	(1,003,162)	(9,388,907)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(463,478)	$(3,980,221)	(639,229)	$(5,975,091)

	Six Months Ended 5/31/2015		Year Ended 11/20/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,128,094	$18,339,253	2,777,797	$26,517,918
Shares issued to shareholders in payment of distributions declared	171,116	1,446,309	105,325	990,278
Shares redeemed	(2,891,584)	(25,034,103)	(2,155,534)	(20,341,342)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(592,374)	$(5,248,541)	727,588	$7,166,854
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,846,877)	$(16,012,738)	(2,447,367)	$(22,870,090)
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $113,435,564. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; and (d) outstanding foreign currency commitments was $7,649,986. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,504,325 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,154,311.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser waived $354,762 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$23,573
Class C Shares	80,626
TOTAL	$104,199
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $19,857 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $7,972 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $2,562 in sales charges from the sale of Class A Shares. FSC also retained $247, $15,121 and $357 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Interfund Transactions
During the six months ended May 31, 2015, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $6,673,382.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, dividends and other expense related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $2,794. Transactions involving the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	5,515,597
Purchases/Additions	95,417,431
Sales/Reductions	(98,291,071)
Balance of Shares Held 5/31/2015	2,641,957
Value	$2,641,957
Dividend Income	$1,923
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$120,611,558
Sales	$139,052,214
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
10. Subsequent Event
On June 1, 2015, Class B Shares were closed to new accounts/investors and will close to new purchases/exchanges by existing shareholders on August 1, 2015.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$984.50	$5.84
Class B Shares	$1,000	$980.70	$9.53
Class C Shares	$1,000	$980.60	$9.53
Institutional Shares	$1,000	$984.60	$4.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$5.94
Class B Shares	$1,000	$1,015.31	$9.70
Class C Shares	$1,000	$1,015.31	$9.70
Institutional Shares	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class B Shares	1.93%
Class C Shares	1.93%
Institutional Shares	0.93%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
R	FGFRX
Institutional	FGFLX
R6	FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	13.4%
United Kingdom	13.3%
Switzerland	12.9%
Germany	10.3%
Italy	6.8%
Ireland	4.6%
Netherlands	4.0%
Hong Kong	3.4%
Bermuda	2.3%
Spain	2.2%
Japan	2.0%
United States	2.0%
South Korea	1.5%
Sweden	1.5%
Singapore	1.4%
Mexico	0.4%
Securities Lending Collateral[2]	1.2%
Cash Equivalents[3]	17.6%
Derivative Contracts[4]	0.9%
Other Assets and Liabilities—Net[5]	(1.7)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2015, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	26.7%
Consumer Discretionary	18.8%
Industrials	16.9%
Consumer Staples	7.7%
Materials	7.3%
Information Technology	2.6%
Energy	2.0%
Securities Lending Collateral[2]	1.2%
Cash Equivalents[3]	17.6%
Derivative Contracts[4]	0.9%
Other Assets and Liabilities—Net[5]	(1.7)%
TOTAL	100.0%
6	Except for Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2015 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—82.0%
	Bermuda—2.3%
712,990	Invesco Ltd.	$28,398,392
161,869	Signet Jewelers Ltd.	20,934,518
	TOTAL	49,332,910
	France—13.4%
464,000	Accor SA	25,518,559
844,841	AXA	21,349,534
1,293,266	BNP Paribas SA	78,345,323
1,309,508	Edenred	33,085,465
256,293	Kering	45,040,524
282,838	Pernod-Ricard SA	34,981,971
2,763,509	Tf1 - Tv Francaise	46,855,816
	TOTAL	285,177,192
	Germany—10.3%
321,488	Bayerische Motoren Werke AG	35,562,976
459,286	Daimler AG	43,029,380
641,829	Heidelberger Zement AG	52,072,210
3,833,632	Kloeckner & Co. AG	33,474,680
597,665	Rheinmetall Berlin AG	31,419,856
337,597	SAP AG	24,998,742
	TOTAL	220,557,844
	Hong Kong—3.4%
3,754,040	Dah Sing Financial Group	27,859,361
6,684,900	Hang Lung Properties Ltd.	21,075,532
1,460,961	Sun Hung Kai Properties	24,699,283
	TOTAL	73,634,176
	Ireland—4.6%
2,056,742	CRH PLC	57,683,653
1,053,303	Grafton Group PLC	13,169,412
406,900	Ingersoll-Rand PLC, Class A	27,986,582
	TOTAL	98,839,647
	Italy—6.8%
13,261,454	Intesa Sanpaolo SPA	47,840,076
6,626,700	Prada Holding SpA	36,365,957
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
8,719,411		Unicredit SPA	$61,042,072
		TOTAL	145,248,105
		Japan—2.0%
1,222,400		Honda Motor Co., Ltd.	41,849,375
		Mexico—0.4%
56,900		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	8,195,876
		Netherlands—4.0%
346,705		Akzo Nobel NV	26,477,941
2,576,842		CNH Industrial NV	22,953,144
1,288,339		Koninklijke Philips NV	35,113,804
		TOTAL	84,544,889
		Singapore—1.4%
1,375,200		City Developments Ltd.	10,716,904
861,631		DBS Group Holdings Ltd.	12,918,652
341,427		United Overseas Bank Ltd.	5,853,533
		TOTAL	29,489,089
		South Korea—1.5%
27,259		Samsung Electronics Co. Ltd.	32,076,817
		Spain—2.2%
6,677,796		Banco Santander, SA	47,557,427
		Sweden—1.5%
416,800		Assa Abloy AB, Class B	24,574,523
638,550		Volvo AB, Class B	8,296,057
		TOTAL	32,870,580
		Switzerland—12.9%
375,884		Adecco SA	29,940,528
329,488		Compagnie Financiere Richemont SA	28,546,831
3,321,355		Credit Suisse Group AG	88,179,958
10,767		Givaudan SA	19,739,449
980,710	[1]	Julius Baer Group Ltd.	53,572,825
282,556		Nestle SA	21,951,333
84,373		Swatch Group AG, Class B	33,554,952
		TOTAL	275,485,876
		United Kingdom—13.3%
1,898,724		Diageo PLC	52,775,261
893,289		HSBC Holdings PLC	8,505,231
2,287,312		HSBC Holdings PLC	21,825,316
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
1,048,451		Imperial Tobacco Group PLC	$54,115,107
340,807		InterContinental Hotels Group PLC	14,276,043
6,726,256		Michael Page International PLC	55,898,915
215,080		Schroders PLC	11,091,485
588,977		Wolseley PLC	36,397,019
1,264,442		WPP PLC	29,811,848
		TOTAL	284,696,225
		United States—2.0%
383,300		National Oilwell Varco, Inc.	18,854,527
972,900	[2]	Tidewater, Inc.	23,874,966
		TOTAL	42,729,493
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,511,565,408)	1,752,285,521
		INVESTMENT COMPANY—18.8%
400,777,581	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (including $25,027,600 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE )	400,777,581
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $1,912,342,989)[5]	2,153,063,102
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(17,103,370)
		TOTAL NET ASSETS—100%	$2,135,959,732
Semi-Annual Shareholder Report
5

At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]The Tokyo Price Index, Long Futures	2,182	$293,769,649	June 2015	$26,175,504
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2015	BNY Mellon	4,662,974 EUR	$5,084,274	$37,060
6/1/2015	BNY Mellon	4,662,974 EUR	$5,088,704	$32,630
Contracts Sold:
6/1/2015	BNY Mellon	4,662,974 EUR	$5,089,496	$(31,837)
7/27/2015	Barclays	248,290,668 EUR	$266,000,000	$(6,918,272)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(6,880,419)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$71,127,885	$—	$—	$71,127,885
International	57,116,976	1,624,040,660[1]	—	1,681,157,636
Investment Company	400,777,581	—	—	400,777,581
TOTAL SECURITIES	529,022,442	1,624,040,660	—	2,153,063,102
OTHER FINANCIAL INSTRUMENTS[2]	$26,213,357	$(6,918,272)	$—	$19,295,085
1	Includes $12,424,595 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
See Notes which are in integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.41	$33.49	$25.65	$21.41	$23.32	$21.24
Income From Investment Operations:
Net investment income[1]	0.37	0.38	0.32	0.31	0.21	0.07
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.65	(0.12)	7.73	4.02	(2.19)	2.02
TOTAL FROM INVESTMENT OPERATIONS	2.02	0.26	8.05	4.33	(1.98)	2.09
Less Distributions:
Distributions from net investment income	(0.26)	(0.34)	(0.21)	(0.09)	(0.04)	(0.01)
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.11[3]	—
Net Asset Value, End of Period	$35.17	$33.41	$33.49	$25.65	$21.41	$23.32
Total Return[4]	6.12%	0.77%	31.60%	20.34%	(8.04)%[3]	9.85%
Ratios to Average Net Assets:
Net expenses	1.21%[5]	1.22%	1.36%	1.49%	1.49%[6]	1.65%[6]
Net investment income	2.22%[5]	1.14%	1.12%	1.33%	0.87%	0.33%
Expense waiver/reimbursement[7]	0.18%[5]	0.21%	0.14%	0.12%	0.17%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$755,109	$638,630	$465,895	$235,540	$214,019	$186,495
Portfolio turnover	0%	4%	5%	16%	35%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$31.18	$31.30	$24.01	$20.11	$22.02	$20.20
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.11	0.11	0.13	0.02	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.55	(0.09)	7.22	3.77	(2.04)	1.91
TOTAL FROM INVESTMENT OPERATIONS	1.77	0.02	7.33	3.90	(2.02)	1.82
Less Distributions:
Distributions from net investment income	(0.04)	(0.14)	(0.04)	—	—	—
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.11[3]	—
Net Asset Value, End of Period	$32.91	$31.18	$31.30	$24.01	$20.11	$22.02
Total Return[4]	5.69%	0.05%	30.58%	19.39%	(8.67)%[3]	9.01%
Ratios to Average Net Assets:
Net expenses	1.96%[5]	1.97%	2.12%	2.24%	2.24%[6]	2.40%[6]
Net investment income (loss)	1.41%[5]	0.36%	0.39%	0.58%	0.09%	(0.42)%
Expense waiver/reimbursement[7]	0.23%[5]	0.24%	0.16%	0.12%	0.17%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,822	$25,457	$23,141	$15,557	$15,169	$15,973
Portfolio turnover	0%	4%	5%	16%	35%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$31.12	$31.28	$23.97	$20.07	$21.98	$20.16
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.11	0.09	0.14	0.02	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.53	(0.09)	7.23	3.76	(2.04)	1.91
TOTAL FROM INVESTMENT OPERATIONS	1.77	0.02	7.32	3.90	(2.02)	1.82
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.01)	—	—	—
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.11[3]	—
Net Asset Value, End of Period	$32.81	$31.12	$31.28	$23.97	$20.07	$21.98
Total Return[4]	5.69%	0.06%	30.57%	19.43%	(8.69)%[3]	9.03%
Ratios to Average Net Assets:
Net expenses	1.96%[5]	1.97%	2.12%	2.24%	2.24%[6]	2.40%[6]
Net investment income (loss)	1.52%[5]	0.34%	0.35%	0.62%	0.09%	(0.43)%
Expense waiver/reimbursement[7]	0.23%[5]	0.26%	0.17%	0.12%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,462	$100,558	$55,168	$32,937	$36,433	$38,557
Portfolio turnover	0%	4%	5%	16%	35%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$33.32	$33.47	$27.08
Income From Investment Operations:
Net investment income (loss)[2]	0.33	(0.10)	(0.03)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1.65	0.31	6.42
TOTAL FROM INVESTMENT OPERATIONS	1.98	0.21	6.39
Less Distributions:
Distributions from net investment income	(0.31)	(0.36)	—
Net Asset Value, End of Period	$34.99	$33.32	$33.47
Total Return[3]	6.00%	0.64%	23.60%
Ratios to Average Net Assets:
Net expenses	1.37%[4]	1.42%	1.44%[4]
Net investment income (loss)	2.00%[4]	(0.31)%	(0.22)%[4]
Expense waiver/reimbursement[5]	0.39%[4]	0.45%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,478	$48,227	$317
Portfolio turnover	0%	4%	5%[6]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,				Period Ended 11/30/2010[1]
		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.52	$33.57	$25.71	$21.47	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.42	0.43	0.40	0.35	0.19	(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.65	(0.08)	7.73	4.04	(2.12)	2.75
TOTAL FROM INVESTMENT OPERATIONS	2.07	0.35	8.13	4.39	(1.93)	2.74
Less Distributions:
Distributions from net investment income	(0.35)	(0.40)	(0.27)	(0.15)	(0.07)	—
Redemption Fees	—	—	—	—	—	0.00[3]
Regulatory Settlement Proceeds	—	—	—	—	0.12[4]	—
Net Asset Value, End of Period	$35.24	$33.52	$33.57	$25.71	$21.47	$23.35
Total Return[5]	6.25%	1.04%	31.89%	20.65%	(7.79)%[4]	13.29%
Ratios to Average Net Assets:
Net expenses	0.96%[6]	0.96%	1.12%	1.24%	1.24%[7]	1.24%[6,7]
Net investment income (loss)	2.50%[6]	1.30%	1.39%	1.52%	0.86%	(0.07)%[6]
Expense waiver/reimbursement[8]	0.16%[6]	0.18%	0.12%	0.12%	0.18%	0.23%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,084,685	$886,511	$370,569	$201,149	$133,781	$15,947
Portfolio turnover	0%	4%	5%	16%	35%	24%[9]
Semi-Annual Shareholder Report
12

1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.52% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the year ended November 30, 2011 and the period ended November 30, 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$33.48	$33.51	$30.30
Income from Investment Operations:
Net investment income[2]	0.49	0.53	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.58	(0.16)	3.18
TOTAL FROM INVESTMENT OPERATIONS	2.07	0.37	3.21
Distributions from net investment income	(0.36)	(0.40)	—
Net Asset Value, End of Period	$35.19	$33.48	$33.51
Total Return[3]	6.27%	1.11%	10.59%
Ratios to Average Net Assets:
Net expenses	0.90%[4]	0.91%	0.94%[4]
Net investment income	2.94%[4]	1.58%	0.28%[4]
Expense waiver/reimbursement[5]	0.14%[4]	0.17%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$90,404	$55,808	$4,173
Portfolio turnover	0%	4%	5%[6]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investments in securities, at value including $23,622,204 of securities loaned and $400,777,581 of investment in affiliated holdings (Note 5) (identified cost $1,912,342,989)		$2,153,063,102
Restricted cash (Note 2)		7,640,116
Cash denominated in foreign currencies (identified cost $90,205)		93,100
Receivable for shares sold		8,350,938
Income receivable		7,077,045
Receivable for investments sold		5,084,273
Unrealized appreciation on foreign exchange contracts		69,690
TOTAL ASSETS		2,181,378,264
Liabilities:
Payable for collateral due to broker for securities lending	$25,027,600
Payable for investments purchased	10,205,607
Unrealized depreciation on foreign exchange contracts	6,950,109
Payable for shares redeemed	1,716,002
Payable for daily variation margin	966,926
Payable for other service fees (Notes 2 and 5)	192,348
Payable for distribution services fee (Note 5)	106,903
Accrued expenses (Note 5)	253,037
TOTAL LIABILITIES		45,418,532
Net assets for 60,989,271 shares outstanding		$2,135,959,732
Net Assets Consists of:
Paid-in capital		$1,861,592,120
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		259,744,110
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(7,310,543)
Undistributed net investment income		21,934,045
TOTAL NET ASSETS		$2,135,959,732
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($755,108,930 ÷ 21,471,916 shares outstanding) $0.001 par value, 300,000,000 shares authorized	$35.17
Offering price per share (100/94.50 of $35.17)	$37.22
Redemption proceeds per share	$35.17
Class B Shares:
Net asset value per share ($27,822,447 ÷ 845,419 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$32.91
Offering price per share	$32.91
Redemption proceeds per share (94.50/100 of $32.91)	$31.10
Class C Shares:
Net asset value per share ($124,462,253 ÷ 3,793,293 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$32.81
Offering price per share	$32.81
Redemption proceeds per share (99.00/100 of $32.81)	$32.48
Class R Shares:
Net asset value per share ($53,477,551 ÷ 1,528,440 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$34.99
Offering price per share	$34.99
Redemption proceeds per share	$34.99
Institutional Shares:
Net asset value per share ($1,084,684,760 ÷ 30,781,366 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$35.24
Offering price per share	$35.24
Redemption proceeds per share	$35.24
Class R6 Shares:
Net asset value per share ($90,403,791 ÷ 2,568,837 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$35.19
Offering price per share	$35.19
Redemption proceeds per share	$35.19
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $124,380 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $3,096,299)			$32,403,519
Expenses:
Investment adviser fee (Note 5)		$8,413,900
Administrative fee (Note 5)		731,254
Custodian fees		145,629
Transfer agent fees (Note 2)		1,026,720
Directors'/Trustees' fees (Note 5)		7,810
Auditing fees		12,316
Legal fees		4,083
Distribution services fee (Note 5)		619,674
Other service fees (Notes 2 and 5)		993,845
Portfolio accounting fees		111,485
Share registration costs		85,734
Printing and postage		43,727
Taxes		60,449
Miscellaneous (Note 5)		11,618
TOTAL EXPENSES		12,268,244
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,335,540)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(337,047)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,672,587)
Net expenses			10,595,657
Net investment income			21,807,862
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			10,029,971
Net realized gain on futures contracts			33,468,561
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			38,869,399
Net change in unrealized appreciation of futures contracts			11,161,027
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			93,528,958
Change in net assets resulting from operations			$115,336,820
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,807,862	$16,283,340
Net realized gain on investments, futures contracts and foreign currency transactions	43,498,532	30,754,416
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	50,030,426	(50,689,672)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	115,336,820	(3,651,916)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,027,207)	(4,903,682)
Class B Shares	(33,289)	(102,420)
Class C Shares	(247,686)	(338,637)
Class R Shares	(443,165)	(3,567)
Institutional Shares	(9,331,601)	(4,558,726)
Class R6 Shares	(607,455)	(127,939)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,690,403)	(10,034,971)
Share Transactions:
Proceeds from sale of shares	518,800,896	1,324,660,089
Net asset value of shares issued to shareholders in payment of distributions declared	11,493,590	6,898,388
Cost of shares redeemed	(249,171,627)	(481,945,118)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	281,122,859	849,613,359
Change in net assets	380,769,276	835,926,472
Net Assets:
Beginning of period	1,755,190,456	919,263,984
End of period (including undistributed net investment income of $21,934,045 and $15,816,586, respectively)	$2,135,959,732	$1,755,190,456
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2015 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
19

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report
20

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that
Semi-Annual Shareholder Report
21

Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended May 31, 2015, transfer agent fees for the fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$405,312	$(138,273)
Class B Shares	21,665	(11,586)
Class C Shares	90,087	(48,706)
Class R Shares	58,670	(77)
Institutional Shares	445,638	(76,001)
Class R6 Shares	5,348	—
TOTAL	$1,026,720	$(274,643)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended May 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$828,873	$—
Class B Shares	32,030	(25)
Class C Shares	132,942	—
TOTAL	$993,845	$(25)
As indicated in the Annual Report dated November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011; this correction resulted in increased net investment income related to fiscal years 2012 and 2011. Accordingly, this additional net income was distributed to Fund shareholders in the form of a dividend on December 27, 2013. The corrections had no impact on the Fund's previously reported total returns, net assets or net asset values per share and were immaterial to the financial statements as a whole.
Semi-Annual Shareholder Report
22

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report
23

The average notional value of long futures contracts held by the Fund throughout the period was $248,979,508. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements (“MNA”). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2015, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$23,622,204	$25,027,600
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report
24

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $2,912,333 and $1,877,643, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$69,690	Unrealized depreciation on foreign exchange contracts	$6,950,109
Equity contracts		$—	Payable for daily variation margin	$(26,175,504)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$69,690		$(19,225,395)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
25

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015.
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$10,366,613	$10,366,613
Equity contracts	$33,468,561	$—	$33,468,561
TOTAL	$33,468,561	$10,366,613	$43,835,174

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(6,874,398)	$(6,874,398)
Equity contracts	$11,161,027	$—	$11,161,027
TOTAL	$11,161,027	$(6,874,398)	$4,286,629
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,746,764	$160,687,536	12,120,351	$409,534,255
Shares issued to shareholders in payment of distributions declared	139,511	4,543,893	128,586	4,293,475
Shares redeemed	(2,526,801)	(84,266,748)	(7,049,582)	(234,145,351)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,359,474	$80,964,681	5,199,355	$179,682,379
Semi-Annual Shareholder Report
26

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	109,574	$3,509,570	230,980	$7,302,494
Shares issued to shareholders in payment of distributions declared	907	27,735	2,790	87,534
Shares redeemed	(81,609)	(2,548,635)	(156,574)	(4,910,885)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	28,872	$988,670	77,196	$2,479,143

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	942,362	$30,043,934	1,965,544	$62,055,183
Shares issued to shareholders in payment of distributions declared	7,020	214,035	8,936	279,801
Shares redeemed	(387,465)	(12,056,850)	(506,601)	(15,802,319)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	561,917	$18,201,119	1,467,879	$46,532,665

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	313,552	$10,409,470	1,528,513	$50,458,241
Shares issued to shareholders in payment of distributions declared	13,665	443,165	107	3,567
Shares redeemed	(246,352)	(8,204,696)	(90,525)	(2,924,373)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	80,865	$2,647,939	1,438,095	$47,537,435

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8.209.889	$277,215,577	21,926,961	$737,816,326
Shares issued to shareholders in payment of distributions declared	176,235	5,747,007	65,288	2,181,931
Shares redeemed	(4,048,632)	(135,097,834)	(6,586,763)	(219,148,109)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,337,492	$147,864,750	15,405,486	$520,850,148
Semi-Annual Shareholder Report
27

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,096,073	$36,934,810	1,689,063	$57,493,590
Shares issued to shareholders in payment of distributions declared	15,906	517,754	1,561	52,080
Shares redeemed	(209,821)	(6,996,864)	(148,481)	(5,014,081)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	902,158	$30,455,700	1,542,143	$52,531,589
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,270,778	$281,122,859	25,130,154	$849,613,359
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $1,912,342,989. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $240,720,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $308,565,710 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,845,597.
At November 30, 2014, the Fund had a capital loss carryforward of $44,620,713 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$8,931,786	NA	$8,931,786
2016	$24,743,792	NA	$24,743,792
2017	$10,945,135	NA	$10,945,135
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser waived $1,165,388 of its fee.
Semi-Annual Shareholder Report
28

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$96,089	$—
Class C Shares	398,827	—
Class R Shares	124,758	(62,379)
TOTAL	$619,674	$(62,379)
Semi-Annual Shareholder Report
29

For the six months ended May 31, 2015, FSC retained $159,324 of fees paid by the Fund. For the six months ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $68,023 in sales charges from the sale of Class A Shares. FSC also retained $27,897 and $14,016 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $27,348 and reimbursed $25 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, tax reclaim recovery fees, proxy-related expense and extraordinary expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.21%, 1.96%, 1.96%, 1.40%, 0.96% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Semi-Annual Shareholder Report
30

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $170,152. Transactions with the affiliated holdings during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	284,814,011
Purchases/Additions	321,804,375
Sales/Reductions	(205,840,805)
Balance of Shares Held 5/31/2015	400,777,581
Value	$400,777,581
Dividend Income	$124,380
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$240,845,537
Sales	$—
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
31

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
32

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,061.20	$6.22
Class B Shares	$1,000.00	$1,056.90	$10.05
Class C Shares	$1,000.00	$1,056.90	$10.05
Class R Shares	$1,000.00	$1,060.00	$7.04
Institutional Shares	$1,000.00	$1,062.50	$4.94
Class R6 Shares	$1,000.00	$1,062.70	$4.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.90	$6.09
Class B Shares	$1,000.00	$1,015.16	$9.85
Class C Shares	$1,000.00	$1,015.16	$9.85
Class R Shares	$1,000.00	$1,018.10	$6.89
Institutional Shares	$1,000.00	$1,020.14	$4.84
Class R6 Shares	$1,000.00	$1,020.44	$4.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.21%
Class B Shares	1.96%
Class C Shares	1.96%
Class R Shares	1.37%
Institutional Shares	0.96%
Class R6 Shares	0.90%
Semi-Annual Shareholder Report
33

Evaluation and Approval of Advisory Contract–May 2015
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
34

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
35

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
36

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
37

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report
38

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

[PAGE INTENTIONALLY LEFT BLANK]

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	19.8%
Japan	15.4%
France	10.7%
Germany	10.0%
Italy	7.0%
Hong Kong	5.2%
United States	4.0%
China	3.4%
South Korea	3.0%
Bermuda	2.6%
Canada	2.6%
Netherlands	2.3%
Israel	2.2%
Ireland	2.2%
Cayman Islands	2.0%
Denmark	1.8%
Switzerland	1.1%
Spain	1.0%
Luxembourg	0.7%
Mexico	0.7%
Belgium	0.6%
Sweden	0.5%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

At May 31, 2015, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Industrials	24.7%
Consumer Discretionary	23.9%
Information Technology	15.9%
Financials	13.3%
Health Care	7.5%
Materials	6.3%
Utilities	3.0%
Energy	1.9%
Consumer Staples	1.8%
Exchange-Traded Mutual Fund	0.5%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Belgium—0.6%
18,394		UCB SA	$1,316,049
		Bermuda—2.6%
22,700	[1]	Arch Capital Group Ltd.	1,450,303
600,000		Haier Electronics Group	1,809,870
1,200,000	[1]	PAX Global Technology Ltd.	2,163,729
		TOTAL	5,423,902
		Canada—2.6%
80,400		Canadian Western Bank	1,810,228
26,285		Dollarama, Inc.	1,455,862
102,776		Hudson's Bay Co.	2,104,941
		TOTAL	5,371,031
		Cayman Islands—2.0%
2,500,000		China Zhengtong Auto Service Holdings Ltd.	1,659,223
2,040,000		Nexteer Automotive Group Ltd.	2,375,314
		TOTAL	4,034,537
		China—3.4%
1,008,000		Brilliance China Automotive Holdings Ltd.	1,575,430
2,000,000		CT Environmental Group LTD	2,754,471
132,800	[1,2,3]	Fuyao Group Glass Industries Co., Ltd.	380,228
200,000		SouFun Holdings Ltd., ADR	1,486,000
950,000	[4]	Sound Global Ltd.	827,030
		TOTAL	7,023,159
		Denmark—1.8%
36,453		Pandora A/S	3,675,403
		France—10.7%
30,052		Accor SA	1,652,767
72,717	[1]	Criteo SA, ADR	3,492,597
73,000		Edenred	1,844,387
16,962		Ingenico SA	2,113,653
35,000		Ipsen SA	1,869,522
54,811		JC Decaux SA	2,237,669
16,547		Publicis Groupe	1,328,771
34,000		Teleperformance	2,516,075
166,000	[1]	UbiSoft Entertainment SA	3,004,480
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
55,583		Zodiac SA	$2,027,663
		TOTAL	22,087,584
		Germany—10.0%
70,029	[1]	Commerzbank AG, Frankfurt	932,012
382,000		Deutz AG	2,217,903
81,000	[1]	Dialog Semiconductor PLC	4,512,680
47,705		GEA Group AG	2,319,571
25,835		Heidelberger Zement AG	2,096,019
194,550		Kloeckner & Co. AG	1,698,780
3,795	[1]	MorphoSys AG	278,629
24,000		Osram Licht AG	1,265,060
42,268		Rheinmetall Berlin AG	2,222,072
71,525		Wire Card AG	2,969,391
		TOTAL	20,512,117
		Hong Kong—5.2%
3,040,000		Beijing Enterprises Water Group Ltd.	2,594,724
1,673,000		China Everbright International Ltd.	3,192,863
4,900,000		Shun Tak Holdings	2,925,459
584,500		Techtronic Industries Co.	2,008,371
		TOTAL	10,721,417
		Ireland—2.2%
131,652		Grafton Group PLC	1,646,041
95,600		Smurfit Kappa Group PLC	2,822,243
		TOTAL	4,468,284
		Israel—2.2%
37,290	[1]	Caesar Stone SDOT Yam Ltd.	2,305,268
36,365		NICE-Systems Ltd., ADR	2,280,085
		TOTAL	4,585,353
		Italy—7.0%
301,988	[1,2,3]	Anima Holding SPA	2,606,829
89,540		Azimut Holding SPA	2,542,574
60,890		Banca Generali SPA	2,166,418
112,432	[1,2,3]	Massimo Zanetti Beverage Group SPA	1,432,418
345,300		Prada SPA	1,894,935
577,563	[1]	Sorin SPA	1,708,645
62,100	[1]	Yoox SPA	2,017,660
		TOTAL	14,369,479
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—15.4%
50,400		Aisin Seiki Co.	$2,323,349
71,000		Chugai Pharmaceutical Co. Ltd.	2,117,386
167,000		Daifuku Co.	2,524,482
10,700		Disco Corp.	994,092
26,500		Don Quijote Holdings Co. Ltd.	2,034,169
61,000		Doutor Nichires Holdings Co. Ltd.	1,164,328
55,000		Horiba Ltd.	2,187,929
106,000		JSR Corp.	1,928,368
158,000		Kakaku.com, Inc.	2,452,875
72,000		Kanamoto Co. Ltd.	2,033,418
163,000		Nsk	2,671,975
300,000		Ntn Corp.	1,766,761
10,900		Ono Pharmaceutical Co. Ltd.	1,189,085
50,000		Shionogi and Co.	1,758,263
70,000		Tadano Ltd.	934,739
98,000		THK Co. Ltd.	2,351,744
36,700		United Arrows Ltd.	1,191,917
		TOTAL	31,624,880
		Luxembourg—0.7%
95,748		SAF-Holland SA	1,450,700
		Mexico—0.7%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,411,592
		Netherlands—2.3%
62,850	[1,2,3]	Grandvision NV	1,571,028
25,547		Koninklijke DSM NV	1,518,162
62,400		NN Group NV	1,745,930
		TOTAL	4,835,120
		South Korea—3.0%
37,130		Hotel Shilla Co.	3,992,647
1,792		Samsung Electronics Co. Ltd.	2,108,722
		TOTAL	6,101,369
		Spain—1.0%
121,734	[1,2,3]	Cellnex Telecom SAU	2,050,961
		Sweden—0.5%
129,474	[1,2,3]	Hoist Finance AB	1,078,128
		Switzerland—1.1%
40,682		Julius Baer Group Ltd.	2,222,318
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—19.8%
292,835		Ashtead Group PLC	$5,020,690
304,724	[1,2,3]	Auto Trader Group PLC	1,324,424
163,384		Babcock International Group PLC	2,814,109
116,557	[1]	BTG PLC	1,264,428
55,851		Burberry Group PLC	1,449,177
55,157		Croda International PLC	2,466,918
137,981		Essentra PLC	2,113,232
192,657		Howden Joinery Group PLC	1,506,072
51,730		InterContinental Hotels Group PLC	2,166,914
48,745		London Stock Exchange Group PLC	1,834,377
144,000		Michael Page International PLC	1,196,720
31,610		Rightmove PLC	1,619,865
60,000		Schroders PLC	3,094,147
398,244	[1,2,3]	Shawbrook Group Ltd	2,314,487
15,000		Shire Ltd.	1,298,290
436,500	[1]	SOCO International PLC	1,234,796
263,763		St. James's Place Capital PLC	3,676,139
700,000		Stock Spirits Group PLC	2,224,139
420,000	[1]	Vectura Group PLC	1,143,723
95,282		Wood Group (John) PLC	1,068,370
		TOTAL	40,831,017
		United States—3.5%
42,000	[1]	Lululemon Athletica Inc.	2,511,180
52,000	[1]	Marketo, Inc.	1,551,160
66,100		Tidewater, Inc.	1,622,094
12,300	[1]	Vertex Pharmaceuticals, Inc.	1,577,967
		TOTAL	7,262,401
		TOTAL COMMON STOCKS (IDENTIFIED COST $151,645,334)	202,456,801
		EXCHANGE-TRADED FUND—0.5%
		United States—0.5%
24,000		IShares MSCI Emerging Market ETF (IDENTIFIED COST $987,192 )	986,880
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—2.0%
4,202,535	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	$4,202,535
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $156,835,061)[7]	207,646,216
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[8]	(1,682,013)
		TOTAL NET ASSETS—100%	$205,964,203
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2015	BNY Mellon	157,288 GBP	$240,343	$56
Contracts Sold:
6/1/2015	BNY Mellon	19,857 GBP	$30,400	$51
6/1/2015	BNY Mellon	768,600 JPY	$6,198	$5
7/27/2015	Morgan Stanley	18,700,000 EUR	$20,035,685	$(519,142)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(519,030)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $12,758,503, which represented 6.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $12,758,503, which represented 6.2% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Affiliated holding.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,751,221	$—	$—	$4,751,221
International	21,740,475	175,138,075[1]	827,030[2]	197,705,580
Exchange - Traded Fund	986,880	—	—	986,880
Investment Company	4,202,535	—	—	4,202,535
TOTAL SECURITIES	$31,681,111	$175,138,075	$827,030	$207,646,216
OTHER FINANCIAL INSTRUMENTS[3]	$56	$(519,086)	$—	$(519,030)
1	Includes $110,755,611 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $1,068,180 of a security transferred from Level 2 to Level 3, because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$40.52	$48.45	$38.37	$33.44	$35.24	$31.28
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.10)	(0.03)	0.02	0.14	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.09	(1.83)	10.11	5.19	(2.10)	4.02
TOTAL FROM INVESTMENT OPERATIONS	5.06	(1.93)	10.08	5.21	(1.96)	3.96
Less Distributions:
Distributions from net investment income	—	(0.02)	—	(0.28)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(4.05)	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(4.05)	(6.00)	—	(0.28)	—	—
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.16[3]	—
Net Asset Value, End of Period	$41.53	$40.52	$48.45	$38.37	$33.44	$35.24
Total Return[4]	14.05%	(4.79)%	26.27%	15.78%	(5.11)%[3]	12.66%
Ratios to Average Net Assets:
Net expenses	1.85%[5]	1.85%	1.85%	1.80%	1.80%[6]	1.80%
Net investment income (loss)	(0.14)% [5]	(0.25)%	(0.08)%	0.04%	0.38%	(0.18)%
Expense waiver/reimbursement[7]	0.10%[5]	0.09%	0.14%	0.20%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,205	$130,327	$156,639	$147,268	$148,739	$197,294
Portfolio turnover	24%	49%	48%	46%	63%	62%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The expense ratio is calculated without reduction for offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$34.34	$42.26	$33.73	$29.37	$31.20	$27.92
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.39)	(0.33)	(0.24)	(0.14)	(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.22	(1.53)	8.86	4.60	(1.84)	3.57
TOTAL FROM INVESTMENT OPERATIONS	4.06	(1.92)	8.53	4.36	(1.98)	3.28
Less Distributions:
Distributions from net investment income	—	(0.02)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(4.05)	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(4.05)	(6.00)	—	—	—	—
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.15[3]	—
Net Asset Value, End of Period	$34.35	$34.34	$42.26	$33.73	$29.37	$31.20
Total Return[4]	13.62%	(5.57)%	25.29%	14.85%	(5.87)%[3]	11.75%
Ratios to Average Net Assets:
Net expenses	2.65%[5]	2.65%	2.65%	2.60%	2.60%[6]	2.60%
Net investment income (loss)	(0.97)% [5]	(1.04)%	(0.89)%	(0.76)%	(0.42)%	(1.01)%
Expense waiver/reimbursement[7]	0.05%[5]	0.04%	0.09%	0.16%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,330	$4,363	$7,398	$7,725	$10,232	$15,363
Portfolio turnover	24%	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48% on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$34.31	$42.22	$33.70	$29.35	$31.18	$27.90
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.38)	(0.33)	(0.24)	(0.14)	(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.20	(1.53)	8.85	4.59	(1.84)	3.56
TOTAL FROM INVESTMENT OPERATIONS	4.05	(1.91)	8.52	4.35	(1.98)	3.28
Less Distributions:
Distributions from net investment income	—	(0.02)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(4.05)	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(4.05)	(6.00)	—	—	—	—
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.15[3]	—
Net Asset Value, End of Period	$34.31	$34.31	$42.22	$33.70	$29.35	$31.18
Total Return[4]	13.60%	(5.55)%	25.28%	14.82%	(5.87)%[3]	11.76%
Ratios to Average Net Assets:
Net expenses	2.65%[5]	2.65%	2.65%	2.60%	2.60%[6]	2.60%
Net investment income (loss)	(0.96)% [5]	(1.05)%	(0.88)%	(0.74)%	(0.41)%	(0.99)%
Expense waiver/reimbursement[7]	0.05%[5]	0.04%	0.09%	0.16%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,335	$23,453	$27,858	$25,100	$29,057	$38,156
Portfolio turnover	24%	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$41.01	$48.88	$38.63	$33.70	$35.45	$31.40
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.02)	0.05	0.10	0.24	0.00[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.16	(1.85)	10.20	5.20	(2.15)	4.05
TOTAL FROM INVESTMENT OPERATIONS	5.18	(1.87)	10.25	5.30	(1.91)	4.05
Less Distributions:
Distributions from net investment income	—	(0.02)	—	(0.37)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(4.05)	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(4.05)	(6.00)	—	(0.37)	—	—
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.16[3]	—
Net Asset Value, End of Period	$42.14	$41.01	$48.88	$38.63	$33.70	$35.45
Total Return[4]	14.18%	(4.61)%	26.53%	15.97%	(4.94)%[3]	12.90%
Ratios to Average Net Assets:
Net expenses	1.65%[5]	1.66%	1.65%	1.60%	1.60%[6]	1.60%
Net investment income (loss)	0.10%[5]	(0.04)%	0.13%	0.25%	0.61%	0.01%
Expense waiver/reimbursement[7]	0.05%[5]	0.04%	0.09%	0.15%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,094	$32,174	$28,847	$21,175	$20,544	$36,945
Portfolio turnover	24%	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% on the total returns.
4	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $4,202,535 of investment in an affiliated holding (Note 5) (identified cost $156,835,061)		$207,646,216
Cash denominated in foreign currencies (identified cost $36,794)		36,745
Receivable for investments sold		1,563,845
Income receivable		569,079
Receivable for shares sold		188,358
Unrealized appreciation on foreign exchange contracts		112
TOTAL ASSETS		210,004,355
Liabilities:
Payable for investments purchased	$3,229,997
Unrealized depreciation on foreign exchange contracts	519,142
Payable for shares redeemed	146,056
Payable for distribution services fee (Note 5)	42,075
Payable for other service fees (Notes 2 and 5)	4,632
Accrued expenses (Note 5)	98,250
TOTAL LIABILITIES		4,040,152
Net assets for 5,091,378 shares outstanding		$205,964,203
Net Assets Consists of:
Paid-in capital		$142,525,246
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		50,274,573
Accumulated net realized gain on investments and foreign currency transactions		13,884,943
Accumulated net investment income (loss)		(720,559)
TOTAL NET ASSETS		$205,964,203
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($139,205,024 ÷ 3,352,004 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$41.53
Offering price per share (100/94.50 of $41.53)	$43.95
Redemption proceeds per share (98.00/100 of $41.53)	$40.70
Class B Shares:
Net asset value per share ($4,330,489 ÷ 126,081 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$34.35
Offering price per share	$34.35
Redemption proceeds per share (92.50/100 of $34.35)	$31.77
Class C Shares:
Net asset value per share ($24,334,851 ÷ 709,280 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$34.31
Offering price per share	$34.31
Redemption proceeds per share (97.00/100 of $34.31)	$33.28
Institutional Shares:
Net asset value per share ($38,093,839 ÷ 904,013 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$42.14
Offering price per share	$42.14
Redemption proceeds per share (98.00/100 of $42.14)	$41.30
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $2,307 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $142,049)			1,627,126
Expenses:
Investment adviser fee (Note 5)		$1,187,269
Administrative fee (Note 5)		74,293
Custodian fees		33,677
Transfer agent fees		165,007
Directors'/Trustees' fees (Note 5)		1,881
Auditing fees		14,809
Legal fees		3,796
Distribution services fee (Note 5)		264,125
Other service fees (Notes 2 and 5)		34,139
Portfolio accounting fees		66,808
Share registration costs		29,685
Printing and postage		20,454
Tax expenses		7,489
Miscellaneous (Note 5)		12,868
TOTAL EXPENSES		1,916,300
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(50,039)
Waiver of other operating expenses	(32,342)
TOTAL WAIVERS AND REIMBURSEMENT		(82,381)
Net expenses			1,833,919
Net investment income (loss)			(206,793)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			13,884,942
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			11,222,464
Net realized and unrealized gain on investments and foreign currency transactions			25,107,406
Change in net assets resulting from operations			$24,900,613
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(206,793)	$(702,810)
Net realized gain on investments and foreign currency transactions	13,884,942	19,227,361
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	11,222,464	(28,713,221)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,900,613	(10,188,670)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(78,021)
Class B Shares	—	(4,174)
Class C Shares	—	(15,877)
Institutional Shares	—	(14,623)
Distributions from net realized gain on investments
Class A Shares	(12,904,365)	(19,231,676)
Class B Shares	(502,131)	(1,028,847)
Class C Shares	(2,729,851)	(3,913,652)
Institutional Shares	(3,151,261)	(3,604,382)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,287,608)	(27,891,252)
Share Transactions:
Proceeds from sale of shares	14,202,028	25,992,021
Net asset value of shares issued to shareholders in payment of distributions declared	17,267,843	24,926,427
Cost of shares redeemed	(21,435,293)	(43,263,935)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,034,578	7,654,513
Change in net assets	15,647,583	(30,425,409)
Net Assets:
Beginning of period	190,316,620	220,742,029
End of period (including accumulated net investment loss of $(720,559) and $(513,766), respectively)	$205,964,203	$190,316,620
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
18

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
19

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
20

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
As indicated in the Annual Report dated November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011; this correction resulted in increased net investment income related to fiscal years 2012 and 2011. Accordingly, this additional net income was distributed to Fund shareholders in the form of a dividend on December 30, 2013. The corrections had no impact on the Fund's previously reported total returns, net assets or net asset values per share and were immaterial to the financial statements as a whole.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class B Shares	$5,302
Class C Shares	28,837
TOTAL	$34,139
For the six months ended May 31, 2015, the Fund's Class A Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report
21

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $216,655 and $438,219, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report
22

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$112	Unrealized depreciation on foreign exchange contracts	$519,142
Semi-Annual Shareholder Report
23

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,961,456

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(519,053)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	208,343	$8,275,989	268,545	$11,519,734
Shares issued to shareholders in payment of distributions declared	316,986	11,379,818	397,124	17,219,299
Shares redeemed	(389,824)	(14,846,384)	(682,318)	(28,830,061)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	135,505	$4,809,423	(16,649)	$(91,028)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,456	$274,395	18,670	$689,482
Shares issued to shareholders in payment of distributions declared	16,457	490,254	26,397	977,466
Shares redeemed	(25,873)	(837,073)	(93,109)	(3,385,847)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(960)	$(72,424)	(48,042)	$(1,718,899)
Semi-Annual Shareholder Report
24

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	55,692	$1,777,999	85,565	$3,115,983
Shares issued to shareholders in payment of distributions declared	81,482	2,424,901	92,837	3,434,038
Shares redeemed	(111,453)	(3,531,044)	(154,666)	(5,614,576)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	25,721	$671,856	23,736	$935,445

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	96,218	$3,873,645	246,912	$10,666,822
Shares issued to shareholders in payment of distributions declared	81,672	2,972,870	75,225	3,295,624
Shares redeemed	(58,330)	(2,220,792)	(127,810)	(5,433,451)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	119,560	$4,625,723	194,327	$8,528,995
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	279,826	$10,034,578	153,372	$7,654,513
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $156,835,061. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $50,811,155. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,223,958 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,412,803.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of November 30, 2014, for federal income tax purposes, late-year ordinary losses of $513,743 were deferred to December 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $46,778 of its fee.
Semi-Annual Shareholder Report
25

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$161,707	$(32,342)
Class B Shares	15,906	—
Class C Shares	86,512	—
TOTAL	$264,125	$(32,342)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC did not retain any fees paid by the Fund.
Semi-Annual Shareholder Report
26

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $3,245 in sales charges from the sale of Class A Shares. FSC also retained $1,797 and $56 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $3,865 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, tax reclaim recovery expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64%, 2.64% and 1.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
27

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $3,261. Transactions with the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	9,712,101
Purchases/Additions	39,748,085
Sales/Reductions	(45,257,651)
Balance of Shares Held 5/31/2015	4,202,535
Value	$4,202,535
Dividend Income	$2,307
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$64,773,909
Sales	$124,597,570
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
28

10. Subsequent Event
On June 1, 2015, Class B Shares were closed to new accounts/investors and will close to new purchases/exchanges by existing shareholders on August 1, 2015.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report
29

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
30

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,140.50	$9.87
Class B Shares	$1,000	$1,136.20	$14.11
Class C Shares	$1,000	$1,136.00	$14.11
Institutional Shares	$1,000	$1,141.80	$8.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.71	$9.30
Class B Shares	$1,000	$1,011.72	$13.29
Class C Shares	$1,000	$1,011.72	$13.29
Institutional Shares	$1,000	$1,016.70	$8.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.85%
Class B Shares	2.65%
Class C Shares	2.65%
Institutional Shares	1.65%
Semi-Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2015
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
32

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
33

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report
34

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report
35

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report
36

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
39

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015